Offerings - Offering: 1	Jul. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, offered by the Selling Securityholders
Amount Registered | shares	134,529,147
Proposed Maximum Offering Price per Unit	2.74
Maximum Aggregate Offering Price	$ 368,609,862.78
Fee Rate	0.01531%
Amount of Registration Fee	$ 56,434.17
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 ("Securities Act"), such number of shares of common stock registered hereby shall include an indeterminable number of shares of common stock that may be issued in connection with a stock split, stock dividend, recapitalization or similar event. (2) Includes 71,863,597 shares of Common Stock issuable upon the exercise of pre-funded warrants. (3) The proposed maximum offering price per share is estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported sale prices of our common stock on the New York Stock Exchange on July 8, 2025.